10. Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Revenues	R$ 14,608,233	R$ 14,098,208	R$ 11,711,569
Sanitation services
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Revenues	462,989	445,726	357,512
Payments received from related parties
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Revenues	(471,081)	(424,549)	(338,471)
Receipt of GESP reimbursement referring to Law 4819/58
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Receipt of GESP reimbursement	R$ (192,889)	R$ (139,472)	R$ (121,709)